2005 Stock Incentive Plan (Narrative) (Details) - $ / shares	Oct. 20, 2011	Jul. 07, 2011	Aug. 31, 2009	Aug. 21, 2009	Jul. 30, 2008	Oct. 18, 2007	Jul. 19, 2005	Jun. 02, 2005
2005 Stock Incentive Plan Details
Shares reserved for issuance (in Shares)		30,000,000			16,000,000			8,000,000
Common stock, par value (in Dollars per Share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of shares filed with the SEC under registration statement (in Shares)	14,000,000		8,000,000	8,000,000		3,000,000	5,000,000